INVESTMENTS (Tables)	9 Months Ended
Sep. 30, 2020
INVESTMENTS [Abstract]
Movement of Equity Investments
Set out below are movement of the investment in equity investees during the nine months ended September 30, 2019 and 2020 and full year ended December 31, 2019.

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Balance at January 1, 2019	26,309
Additions	8,422
Share of results	(2,558)
Share of other comprehensive loss	(490)
Distribution from investment	(281)
Disposal	(523)

Balance at September 30, 2019	30,879

Additions	5,365
Share of results	(681)
Share of other comprehensive income	175
Distribution from investment	(172)
Impairment	(68)

Balance at December 31, 2019	35,498

Additions	10,932
Retained interest in a former subsidiary	49,782
Share of results	(660)
Share of other comprehensive income	313
Distribution from investment	(791)
Impairment	(2,011)

Balance at September 30, 2020	93,063